Summary of Significant Accounting Policies and Other Items - Accrued expenses and Other - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Accrued expenses and other
Payroll, payroll taxes and benefits	$ 4,033		$ 2,722
Income based tax payable	526		641
Taxes other than income	1,375		1,271
Deferred revenue	765	$ 1,100	565
Product warranties	343		95
Accrued insurance	1,059
Accrued interest	161		50
Other	2,297		1,086
Total	$ 10,559	$ 14,584	$ 6,430
Product Warranties
Term of warrants	12 months